SEGMENT INFORMATION - Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 73,151			$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 85,295	$ 84,034	$ 85,952	$ 82,946	$ 223,115	$ 232,701	$ 316,126	$ 338,227
Depreciation and amortization	(2,647)				(2,737)							(8,120)	(8,853)	(11,736)	(13,183)
Segment profit	5,346			(5,610)	3,087	(8,738)	(8,026)	(4,163)	(2,348)	(3,113)	(1,049)	16,179	13,832	21,846	42,485
Corporate overhead	(11,595)				(12,876)							(38,145)	(39,868)	(53,281)	(51,964)
Corporate depreciation and amortization	(192)				(227)							(597)	(744)	(955)	(1,194)
Other gains (losses), net	(129)				702							(3,558)	(4,503)
Loss on debt extinguishment												(8,478)
Loss on impairment of goodwill	(24,862)											(24,862)			(45,574)
Interest expense	(12,765)				(7,638)							(35,282)	(22,858)	(30,602)	(27,345)
Income tax benefit (expense)	1,545				(273)							(4,841)	1,976	1,797	9,621
Net loss	(42,652)	$ (34,398)	$ (22,534)	(20,534)	(17,225)	$ (17,017)	$ (17,923)	(45,439)	$ (9,576)	$ (11,582)	$ (8,561)	(99,584)	(52,165)	(72,699)	(75,158)
Capital expenditures	905				2,538							5,743	10,164	12,172	10,789
Total assets	1,730,523			1,669,101				1,756,082				1,730,523		1,669,101	1,756,082	$ 1,722,863
Goodwill				24,862				24,862						24,862	24,862	$ 24,862	$ 70,436
Other losses, net														(11,504)	(1,187)
Cemetery
Segment Reporting Information [Line Items]
Revenues	60,750				61,405							184,288	191,328	261,935	276,696
Operating costs and expenses	(54,681)				(57,440)							(166,777)	(176,925)	(238,974)	(233,950)
Depreciation and amortization	(1,853)				(1,858)							(5,735)	(6,043)	(8,037)	(8,909)
Goodwill				24,862				24,862						24,862	24,862		24,862
Funeral Home
Segment Reporting Information [Line Items]
Revenues	12,401				11,780							38,827	41,373	54,191	61,531
Operating costs and expenses	(10,669)				(10,148)							(32,636)	(33,835)	(44,525)	(49,803)
Depreciation and amortization	(602)				(652)							(1,788)	(2,066)	(2,744)	(3,080)
Loss on impairment of goodwill															(45,574)
Goodwill																	$ 45,574
Operating | Cemetery
Segment Reporting Information [Line Items]
Segment profit	4,216				2,107							11,776	8,360	14,924	33,837
Capital expenditures	411				2,105							4,222	9,378	9,025	10,048
Total assets	1,507,873			1,508,667				1,594,091				1,507,873		1,508,667	1,594,091
Operating | Funeral Home
Segment Reporting Information [Line Items]
Segment profit	1,130				980							4,403	5,472	6,922	8,648
Capital expenditures	465				246							1,447	465	2,839	426
Total assets	146,708			136,064				152,934				146,708		136,064	152,934
Corporate
Segment Reporting Information [Line Items]
Capital expenditures	29				$ 187							74	$ 321	308	315
Total assets	$ 75,942			$ 24,370				$ 9,057				$ 75,942		$ 24,370	$ 9,057